Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of significant accounting policies [Abstract]
Estimated Lease Term by Right-of-use Asset Categories	The estimated lease term by right-of-use asset categories are as follows:
Buildings	5 years
Office equipment	5 years
IT equipment	5 years

Estimated useful life
Depreciation is calculated using a straight-line method to write off the cost of each asset to its residual value over its estimated useful life as follows:

IT equipment	3 years
Laboratory equipment	5 years
Leasehold improvements/furniture	5 years